Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ 724	$ 627	$ 1,441	$ 1,236
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, transfers and changes			$ 1,865